General Information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
General Information	General Information
The Parent Company

GRAVITY CO., LTD. (“the Parent Company”) was incorporated on April 4, 2000, to engage in developing and publishing online and mobile games and other related business. The Parent Company’s headquarter is located at 15F, 396 World Cup buk-ro, Mapo-gu, Seoul, Korea. The Parent Company’s principal game product, “Ragnarok”, a massive multi-player online role-playing game, was commercially launched in August 2002, and currently operated internationally in 91 markets. Also, the Parent Company has been operating Mobile games such as Ragnarok M: Eternal Love, Ragnarok Origin, Ragnarok X: Next Generation and Ragnarok M Classic in the global market.

On February 8, 2005, the Parent Company listed its shares on the Nasdaq Stock Market in the United States, and issued 1,400,000 shares of common stocks in the form of American Depositary shares (“ADSs”) under the symbol “GRVY”.
As of December 31, 2025, the Parent Company’s total paid-in capital amounts to Korean Won("Won") 3,474 million. The Parent Company’s major shareholders and their respective percentage of ownership as of December 31, 2025 are as follows:

	Number of shares	Ownership (%)
GungHo Online Entertainment, Inc.	4,121,737	59.31
Others	2,827,163	40.69
	6,948,900	100.00
Consolidated Subsidiaries
Details of the consolidated subsidiaries as of December 31, 2025 and 2024 are as follows:

		Percentage of ownership (%)
Subsidiary	Location	2025	2024	Fiscal year end	Main business
Gravity Interactive, Inc.	U.S.A.	100.00	100.00	December	Online and mobile game services
Gravity NeoCyon, Inc. (*)	Korea	100.00	100.00	December	Mobile game development and service
Gravity Communications Co., Ltd.	Taiwan	100.00	100.00	December	Online and mobile game services
PT. Gravity Game Link	Indonesia	70.00	70.00	December	Online and mobile game services
Gravity Game Tech Co., Ltd.	Thailand	100.00	100.00	December	Online and mobile game services
Gravity Game Arise Co., Ltd.	Japan	100.00	100.00	December	Online and mobile game services
Gravity Game Hub PTE., Ltd.	Singapore	100.00	100.00	December	Online and mobile game services
Gravity Game Vision Limited.	Hong Kong	100.00	100.00	December	Online and mobile game services
Gravity Game Unite SDN. BHD (*)	Malaysia	100.00	—	December	Online and mobile game services

(*) Gravity Game Unite SDN. BHD was established in March 2025 and was included as a subsidiary for the year ended December 31, 2025.

Condensed Financial Information of Subsidiaries
Details of the condensed financial information of subsidiaries as of and for the year ended December 31, 2025 and 2024 are as follows:

	2025
Subsidiaries	Total assets(*)	Total liabilities(*)	Revenue(*)	Profit(loss) For the year(*)
	(In millions of Korean won)
Gravity Interactive, Inc.	₩ 42,812	₩ 29,822	₩ 193,943	₩ 2,017
Gravity NeoCyon, Inc.	14,586	3,380	18,287	487
Gravity Communications Co., Ltd.	33,271	8,165	45,735	5,847
PT Gravity Game Link	2,430	736	2,961	(515)
Gravity Game Tech Co., Ltd.	66,439	12,475	46,041	9,776
Gravity Game Arise Co., Ltd.	11,528	5,730	14,995	(2,513)
Gravity Game Hub PTE., Ltd.	52,913	9,762	74,136	1,347
Gravity Game Vision Limited	51,912	19,013	94,875	11,296
Gravity Game Unite SDN. BHD	945	431	28	(266)
(*) Amount before eliminating the intercompany transactions.

	2024
Subsidiaries	Total assets(*)	Total liabilities(*)	Revenue(*)	Profit(loss) For the year(*)
	(In millions of Korean won)
Gravity Interactive, Inc.	₩ 28,078	₩ 16,855	₩ 39,938	₩ 74
Gravity NeoCyon, Inc.	15,000	4,281	20,316	1,771
Gravity Communications Co., Ltd.	27,121	6,687	35,189	1,754
PT Gravity Game Link	2,693	367	1,476	(51)
Gravity Game Tech Co., Ltd.	72,123	23,780	48,771	6,860
Gravity Game Arise Co., Ltd.	7,712	1,192	5,574	(6,237)
Gravity Game Hub PTE., Ltd.	68,728	13,684	89,257	13,815
Gravity Game Vision Limited	72,468	26,756	160,067	21,946
(*) Amounts before eliminating the intercompany transactions.